CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthenticals) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Of Income and Comprehensive Income [Abstract]
Unrealized holding gains on securities during the period, tax expense (in dollars)	$ 646	$ 317	$ 346	$ 123	$ 96